RELATED PARTY NOTES PAYABLE	12 Months Ended
Jun. 30, 2018
Due To Related Parties
RELATED PARTY NOTES PAYABLE

On September 22, 2017, $330,966 of notes payable and $53,089 of amounts due to related parties (see Note 6) were settled by a shareholder of the Company resulting in a total amount due to the shareholder (“Shareholder Loan”) of $384,055. This loan was subsequently settled with the issuance of 7,681,110 common shares of the Company at the price of $0.05 per share. No gain or loss was recorded on the issuance consistent with the provisions of IFRIC 19 (see Note 8).

The related party notes payable was unsecured, accrued interest at 12% and was due on demand. During the year ended June 30, 2018, the Company accrued interest of $14,877 (June 30, 2017 – $55,580; June 30, 2016 – $49,322) on the Notes Payable.

During the year ended June 30, 2018, the Company fully repaid the remaining balance owing on the Notes Payable with cash.

	June 30, 2018	June 30, 2017
Balance, beginning of period	$374,647	$374,647
Settlement with shareholder	(330,966)	-
Repayment with cash	(43,681)	-
Balance, end of period	$-	$374,647